FAIR VALUE MEASUREMENTS (Details) - Recurring basis [Member] - Significant Unobservable Inputs (Level 3) [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Intangible assets	¥ 7,312	¥ 10,418
Growth rate
Unobservable inputs
Terminal growth rate (as a percent)	3.00%	3.00%
Minimum | Royalty rate
Unobservable inputs
Royalty rate (as a percent)	1.00%	1.00%
Minimum | Discount rate
Unobservable inputs
Discount rate (as a percent)	13.00%	13.80%
Maximum | Royalty rate
Unobservable inputs
Royalty rate (as a percent)	6.00%	6.00%
Maximum | Discount rate
Unobservable inputs
Discount rate (as a percent)	15.00%	16.00%